SUPPLEMENT DATED DECEMBER 23, 2015

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 23, 2015 FOR PACIFIC FUNDSSM LARGE-CAP, PACIFIC FUNDSSM LARGE-CAP VALUE, PACIFIC FUNDSSM SMALL/MID-CAP, PACIFIC FUNDSSM SMALL-CAP, PACIFIC FUNDSSM SMALL-CAP VALUE AND PACIFIC FUNDSSM SMALL-CAP GROWTH

AND DATED AUGUST 1, 2015 FOR ALL OTHER FUNDS

This supplement revises the Pacific Funds Statement of Additional Information dated December 23, 2015 for Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth and dated August 1, 2015 for all other Funds (the “SAI”), and must be preceded or accompanied by the SAI. This supplement supersedes the previous supplement dated November 25, 2015 to the Pacific Funds Statement of Additional Information dated August 1, 2015. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

The changes below were disclosed in the previous supplement dated November 25, 2015 and, as described in that supplement, were already in effect as of that date.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the Management Information section, all information regarding Brian D. Klemens in the Interested Persons table is deleted and the following changes are made to the Interested Persons table:

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years
Robin S. Yonis Year of birth 1954	Vice President and General Counsel since 6/13/01 and Assistant Secretary since 9/17/15

Vice President, Fund Advisor General Counsel and Assistant Secretary (5/07 to present) of Pacific Life Fund Advisors LLC; and Vice President and General Counsel (4/05 to present) and Assistant Secretary (9/15 to present) of Pacific Select Fund.

Eddie D. Tung Year of birth 1957	Vice President since 11/14/05 and Treasurer since 9/17/15 (Assistant Treasurer 11/05 to 9/15)

Vice President (4/15 to present) and Assistant Vice President (4/03 to 3/15) of Pacific Life; Vice President (4/15 to present) and Assistant Vice President (5/07 to 3/15) of Pacific Life Fund Advisors LLC; and Vice President and Treasurer (9/15 to present), Assistant Vice President and Assistant Treasurer (11/05 to 9/15) of Pacific Select Fund.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under Invesco’s portion of the table, all information regarding Matthew Seinsheimer is deleted and replaced with the information below regarding Charles DyReyes, and the information below regarding John Paul Lech is added to Oppenheimer’s portion of the table as follows:

Manager, Portfolio Manager(s)	Total Number Of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Invesco
Charles DyReyes[2]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

Oppenheimer
John Paul Lech[2]
Registered Investment Companies	7	$34,770,000,000	None	N/A
Other Pooled Investment Vehicles	2	$2,630,000,000	None	N/A
Other Accounts	3	$240,580,000	None	N/A

[2]	Other Accounts Managed information as of October 31, 2015.